NeoForce Group, Inc. Acquisition - Additional Information (Detail) - USD ($)		9 Months Ended		12 Months Ended
	Sep. 08, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Business acquisition upfront cash payment		$ 0	$ 1,000,000	$ 1,000,000	$ 0
NeoForce Group, Inc. [Member]
Business Acquisition [Line Items]
Revenue of acquiree				279,000
Net income of acquiree				76,000
NeoForce Group, Inc. [Member] | NeoForce, Inc [Member]
Business Acquisition [Line Items]
Business acquisition upfront cash payment	$ 1,000,000
Royalty payment period	36 months	36 months
Royalty payable				8,372
Fair value of royalty	$ 153,000	$ 188,000		153,000
Fair value inputs, discount rate	20.00%	20.00%
Amortization				$ 53,000	$ 53,000